INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2018
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)
Fair value, beginning of period	$56,870
Additions	1,015
Acquisitions through business combinations	3,010
Dispositions[1]	(2,199)
Fair value changes	864
Foreign currency translation	(1,123)
Fair value, end of period	$58,437

1.	Includes amounts reclassified to held for sale
Investment properties include the company’s office, retail, multifamily, industrial and other properties as well as higher-and-better- use land within the company’s sustainable resources operations. Acquisitions and additions of $4.0 billion relate mainly to business combinations completed during the first six months of the year, including additions to our existing U.K. student housing portfolio, office buildings in New York and Chicago, an office park in Mumbai and a mixed-use entertainment complex in Germany. Additions also include capital invested to enhance or expand numerous properties throughout our portfolio.
Dispositions of $2.2 billion in the first six months of 2018 relate primarily to the sale of an office property in Toronto and to a portfolio of storage properties that was classified as held for sale during the period.